May 8, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

RE:      Kobren Insight Funds (the "Trust")
         File Nos. 333-12075/811-07813

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the above-referenced Trust, do not differ from that contained in Post-Effective Amendment No. 14 (the "Amendment") to the Trust's Registration Statement on Form N-1A which was filed electronically on May 1, 2000.

Should you have any questions regarding this filing, please contact the undersigned at (617) 535-0520. Please return an electronic transmittal as evidence of your receipt of this filing.

Sincerely,


/s/Edward Espinosa
Edward Espinosa




Cc:      Eric Godes
         Gail Hanson
         Pamela Wilson